Expenses by nature	12 Months Ended
Mar. 31, 2018
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Expenses by nature

21. Expenses by nature

	Year ended March 31,
	2016		2017		2018
Employee compensation	₹	245,534	₹	268,081	₹	272,223
Sub-contracting/ technical fees		67,769		82,747		84,437
Cost of hardware and software		30,096		27,216		18,985
Travel		23,507		20,147		17,399
Facility expenses		16,480		19,297		21,044
Depreciation, amortization and impairment		14,965		23,107		21,124
Communication		4,825		5,370		5,353
Legal and professional fees		4,214		4,957		4,690
Rates, taxes and insurance		2,526		2,261		2,400
Marketing and brand building		2,292		2,936		3,140
Lifetime expected credit loss and provision for deferred contract cost *		2,004		2,427		6,565
Miscellaneous expenses		5,235		5,836		4,705

Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	419,447	₹	464,382	₹	462,065

*

Consequent to insolvency of two of our customers, the Company has recognized provision of ₹4,612 for impairment of receivables and deferred contract cost. ₹416 and ₹4,196 of these provisions have been included in cost of revenue and General and administrative expenses respectively for the year ended March 31, 2018.